Income taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income taxes [Line Items]
Income (loss) before income taxes	$ (9,525)	$ 14,926	$ 202	$ 26,060
HMH Holding BV And Subsidiaries [Member]
Income taxes [Line Items]
Domestic				(43,991)		$ (37,697)
Foreign				116,581		114,186
Income (loss) before income taxes				$ 72,590	$ 72,590	$ 76,489